CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK, REDEEMABLE COMMON STOCK, AND STOCKHOLDERS EQUITY (DEFICIT) (Q2) (Parenthetical) $ in Thousands	3 Months Ended
Jun. 30, 2024 USD ($)
Issuance of Series C Redeemable Convertible Preferred Stock
Preferred stock net of issuance cost	$ 3,000